Shareholder Fees {- Strategic Advisers® Core Income Fund}	Aug. 06, 2021 USD ($)
02.28 Strategic Advisers Core Income Fund PRO-12 | Strategic Advisers® Core Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none